Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447
Cost of revenues	1,687,666	1,558,596	1,147,484
Gross profit	746,458	700,675	539,963
Sales and marketing	185,105	171,035	151,783
Product development	161,305	139,166	121,032
General and administrative	142,908	137,226	123,548
Amortization of intangible assets	63,394	69,051	98,573
Restructuring expense	68,082	0	0
Goodwill impairment	584,847	0	0
Total operating expenses	1,205,641	516,478	494,936
Operating income (loss)	(459,183)	184,197	45,027
Interest income	862	592	1,186
Interest expense	(36,794)	(54,904)	(70,311)
Loss on extinguishement of debt, net	0	0	(12,800)
Other income (expense), net	(6,651)	(5,440)	(10,377)
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	(501,766)	124,445	(47,275)
Income tax (provision) benefit	(4,430)	(15,974)	43,825
Net income (loss)	(506,196)	108,471	(3,450)
Net Income (loss)	3,961	3,701	(1,201)
Net income (loss) attributable to Itron, Inc.	$ (510,157)	$ 104,770	$ (2,249)
Earnings (loss) per common share - Basic	$ (12.56)	$ 2.60	$ (0.06)
Earnings (loss) per common share - Diluted	$ (12.56)	$ 2.56	$ (0.06)
Weighted average common shares outstanding - Basic	40,612	40,337	38,539
Weighted average common shares outstanding - Diluted	40,612	40,947	38,539